Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 204,437	$ 109,526
Short term investments	144,003	242,593
Trade receivables (net of allowance for doubtful accounts of $ 4,671 and $ 4,102 at December 31, 2011 and 2010, respectively)	126,981	99,257
Other receivables and prepaid expenses	43,941	31,924
Inventories	13,404	10,861
Deferred tax assets	10,405	6,798
Total current assets	543,171	500,959
LONG-TERM ASSETS:
Long term investments	214,136	311,081
Other long-term assets	28,890	31,118
Property and equipment, net	28,299	22,014
Other intangible assets, net	158,153	141,632
Goodwill	609,187	527,614
Total long-term assets	1,038,665	1,033,459
Total assets	1,581,836	1,534,418
CURRENT LIABILITIES:
Trade payables	19,014	20,019
Deferred revenues and advances from customers	160,242	140,388
Accrued expenses and other liabilities	190,372	166,643
Total current liabilities	369,628	327,050
LONG-TERM LIABILITIES:
Accrued severance pay	23,728	24,776
Deferred tax liabilities	27,766	19,705
Other long-term liabilities	2,070	2,127
Total long-term liabilities	53,564	46,608
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 1 par value: Authorized: 125,000,000 shares at December 31, 2011 and 2010; Issued: 64,804,730 and 63,384,481 shares at December 31, 2011 and 2010, respectively Outstanding: 61,807,169 and 63,384,481 shares at December 31, 2011 and 2010, respectively	16,273	15,875
Additional paid-in capital	988,076	939,064
Treasury shares at cost - 2,997,561 and 0 ordinary shares at December 31, 2011 and 2010, respectively	(96,318)
Accumulated other comprehensive income (loss)	(1,895)	10,576
Retained earnings	252,508	195,245
Total shareholders' equity	1,158,644	1,160,760
Total liabilities and shareholders' equity	$ 1,581,836	$ 1,534,418